Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000026507 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026507 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026507 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026507 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026507 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026507 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026507 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026507 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026507 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026507 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026507 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	134.30%
C000026507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
C000026508 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026508 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026508 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026508 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026508 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026508 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026508 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026508 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026508 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026508 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026508 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	134.30%
C000026508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
C000200436 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000200436 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000200436 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000200436 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200436 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200436 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200436 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200436 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200436 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200436 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200436 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	134.30%
C000200436 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
C000026506 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026506 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026506 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026506 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026506 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026506 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026506 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026506 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026506 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026506 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026506 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	134.30%
C000026506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
C000064130 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000064130 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000064130 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000064130 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064130 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064130 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064130 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064130 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064130 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064130 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064130 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	134.30%
C000064130 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
C000026555 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026555 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026555 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026555 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026555 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026555 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026555 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026555 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026555 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026555 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026555 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026555 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026554 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026554 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026554 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026554 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026554 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026554 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026554 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026554 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026554 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026554 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026554 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026554 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026557 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026557 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026557 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026557 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026557 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026557 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026557 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026557 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026557 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026557 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026557 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026557 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200442 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200442 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200442 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200442 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000200442 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200442 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200442 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200442 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000200442 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200442 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200442 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000200442 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026553 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026553 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026553 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026553 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026553 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026553 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026553 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026553 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026553 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026553 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026553 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026553 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064139 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064139 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000064139 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064139 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000064139 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064139 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064139 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064139 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000064139 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064139 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064139 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000064139 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000031163 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000031163 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000031163 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000031163 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000031163 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031163 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031163 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031163 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000031163 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031163 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031163 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000031163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215594 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215594 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000215594 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215594 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215594 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215594 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215594 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215594 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215594 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215598 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215598 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000215598 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215598 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215598 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215598 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215598 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215598 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215598 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215598 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215597 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215597 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000215597 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215597 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215597 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215597 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215597 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215597 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215597 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215597 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215595 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215595 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000215595 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215595 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215595 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215595 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215595 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215595 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215595 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215595 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215596 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215596 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000215596 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215596 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215596 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215596 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215596 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215596 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215596 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215596 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000103224 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103224 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000103224 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000103224 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103224 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103224 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103224 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103224 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103224 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103224 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103224 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103224 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103225 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103225 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000103225 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000103225 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103225 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103225 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103225 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103225 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103225 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103225 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103225 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103225 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103220 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103220 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000103220 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000103220 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103220 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103220 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103220 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103220 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103220 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103220 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103220 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103220 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103221 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103221 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000103221 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000103221 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103221 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000103221 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103221 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103221 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103221 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103221 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103221 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103221 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026674 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026674 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
C000026674 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000026674 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000026674 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026674 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026674 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026674 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026674 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026674 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026674 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026674 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026674 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026673 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026673 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
C000026673 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000026673 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000026673 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026673 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026673 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026673 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026673 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026673 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026673 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026673 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026673 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026676 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
C000026676 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000026676 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000026676 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026676 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026676 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026676 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026676 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026676 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026676 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026676 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200455 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200455 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
C000200455 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000200455 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000200455 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000200455 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200455 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200455 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200455 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200455 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200455 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200455 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200455 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026672 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026672 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
C000026672 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000026672 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000026672 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000026672 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026672 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026672 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026672 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026672 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026672 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026672 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026672 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064160 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064160 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
C000064160 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000064160 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000064160 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000064160 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000064160 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064160 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064160 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064160 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064160 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064160 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064160 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065243 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000065243 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.60%)
C000065243 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000065243 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000065243 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000065243 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065243 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000065243 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000065243 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065243 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000065243 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065243 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000065243 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065243 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065243 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065243 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.60%)
C000069483 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000069483 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069483 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000069483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000069483 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069483 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000069483 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069483 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000069483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069483 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069483 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069483 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069483 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069483 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000200461 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.60%)
C000200461 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000200461 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000200461 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000200461 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000200461 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200461 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000200461 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200461 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000200461 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200461 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200461 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200461 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200461 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200461 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000065246 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.60%)
C000065246 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000065246 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000065246 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000065246 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065246 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000065246 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000065246 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065246 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000065246 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065246 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000065246 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065246 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065246 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065246 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000065245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.60%)
C000065245 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000065245 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000065245 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000065245 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065245 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000065245 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000065245 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065245 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000065245 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065245 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000065245 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065245 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065245 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065245 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.60%)
C000069484 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000069484 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069484 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000069484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000069484 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069484 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000069484 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069484 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000069484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069484 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069484 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069484 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069484 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069484 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035569 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035569 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(119.00%)
C000035569 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000035569 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000035569 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035569 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035569 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	192.70%
C000035569 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064165 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064165 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(119.00%)
C000064165 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064165 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000064165 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064165 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064165 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	192.70%
C000064165 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000067743 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000067743 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.50%)
C000067743 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000067743 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000067743 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000067743 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000067743 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067743 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000067743 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000067743 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000067743 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000067743 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067743 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067743 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000067743 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000067744 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000067744 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.50%)
C000067744 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000067744 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000067744 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000067744 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000067744 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067744 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000067744 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000067744 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000067744 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000067744 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067744 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067744 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000067744 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000067747 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000067747 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.50%)
C000067747 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000067747 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000067747 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000067747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000067747 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067747 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000067747 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000067747 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000067747 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000067747 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067747 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067747 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000067747 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000067746 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000067746 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.50%)
C000067746 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000067746 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000067746 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000067746 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000067746 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067746 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000067746 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000067746 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000067746 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000067746 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067746 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067746 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000067746 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026542 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026542 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
C000026542 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026542 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	195.30%
C000026542 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026542 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026542 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026542 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026542 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026544 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026544 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
C000026544 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026544 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	195.30%
C000026544 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026544 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026544 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026544 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026544 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203300 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203300 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
C000203300 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203300 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	195.30%
C000203300 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203300 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000203300 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203300 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026541 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026541 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
C000026541 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026541 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	195.30%
C000026541 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026541 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026541 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026541 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026541 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064137 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064137 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
C000064137 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064137 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	195.30%
C000064137 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064137 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064137 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064137 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064137 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026548 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026548 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000026548 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000026548 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026548 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026548 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026548 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026548 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026547 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026547 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000026547 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000026547 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026547 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026547 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026547 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026547 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026550 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026550 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000026550 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000026550 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026550 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026550 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026550 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026550 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200441 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200441 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000200441 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000200441 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200441 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200441 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200441 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200441 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026546 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026546 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000026546 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000026546 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026546 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026546 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026546 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026546 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064138 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064138 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000064138 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000064138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064138 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064138 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064138 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064138 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026552 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026552 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000026552 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000026552 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026552 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026552 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026552 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026552 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091652 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091652 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000091652 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091652 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091652 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091652 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091652 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091652 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091652 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091653 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091653 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000091653 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091653 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091653 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091653 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091653 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091653 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091653 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091653 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200463 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200463 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000200463 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200463 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200463 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200463 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200463 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200463 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200463 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200463 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091648 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091648 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000091648 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091648 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091648 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091648 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091648 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091648 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091648 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091649 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000091649 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091649 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091649 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091649 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091649 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091649 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026566 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026566 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000026566 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026566 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026566 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026566 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026566 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026566 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026566 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026566 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026566 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026566 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026565 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026565 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000026565 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026565 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026565 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026565 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026565 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026565 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026565 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026565 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026567 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026567 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000026567 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026567 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026567 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026567 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026567 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026567 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026567 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026567 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026567 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026567 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200444 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200444 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000200444 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000200444 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200444 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000200444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200444 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200444 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000200444 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200444 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200444 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200444 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200444 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200444 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026564 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026564 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026564 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000026564 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026564 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026564 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026564 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026564 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026564 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026564 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026564 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026564 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026564 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026564 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064141 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000064141 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000064141 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064141 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064141 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064141 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064141 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000064141 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064141 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064141 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064141 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064141 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064141 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080408 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080408 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.00%)
C000080408 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000080408 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080408 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080408 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080408 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080408 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000080408 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080408 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080408 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080408 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195167 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.00%)
C000195167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000195167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000195167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000195167 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195167 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195167 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035567 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.00%)
C000035567 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000035567 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035567 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000035567 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035567 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035567 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000035567 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035567 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035567 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064164 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.00%)
C000064164 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000064164 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064164 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000064164 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064164 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064164 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000064164 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064164 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064164 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064164 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075114 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.30%)
C000075114 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000075114 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075114 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075114 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075114 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075114 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000075114 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075114 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075114 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075114 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000075116 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.30%)
C000075116 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000075116 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075116 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075116 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075116 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075116 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000075116 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075116 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075116 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075116 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026572 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026572 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.80%)
C000026572 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026572 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000026572 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026572 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026572 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	139.50%
C000026572 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026574 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026574 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.80%)
C000026574 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026574 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000026574 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026574 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026574 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	139.50%
C000026574 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026570 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.80%)
C000026570 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026570 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000026570 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026570 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026570 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	139.50%
C000026570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064142 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.80%)
C000064142 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064142 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000064142 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064142 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064142 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	139.50%
C000064142 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098429 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098429 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000098429 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000098429 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098429 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098429 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000098429 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098430 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098430 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000098430 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000098430 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098430 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098430 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000098430 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098425 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098425 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000098425 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000098425 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098425 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098425 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000098425 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098426 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098426 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000098426 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000098426 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098426 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098426 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000098426 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026513 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026513 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000026513 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026513 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026513 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000026513 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000026513 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026513 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026513 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026513 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026513 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026513 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026513 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026514 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026514 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000026514 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026514 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026514 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000026514 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000026514 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026514 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026514 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026514 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026514 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026514 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026514 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222832 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000222832 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000222832 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222832 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000222832 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000222832 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000222832 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000222832 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222832 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222832 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222832 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222832 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200437 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200437 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000200437 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200437 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200437 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000200437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000200437 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000200437 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200437 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200437 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200437 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200437 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200437 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026511 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026511 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000026511 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026511 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026511 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000026511 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000026511 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026511 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026511 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026511 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026511 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026511 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026511 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064131 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064131 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000064131 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000064131 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064131 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000064131 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000064131 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000064131 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064131 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064131 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064131 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064131 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064131 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000073751 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000073751 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.90%)
C000073751 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000073751 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073751 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000073751 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073751 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073751 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000073751 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073751 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000073751 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000073751 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073751 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073752 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000073752 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.90%)
C000073752 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000073752 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073752 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000073752 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073752 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073752 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000073752 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073752 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000073752 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000073752 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073752 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073749 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000073749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.90%)
C000073749 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000073749 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073749 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000073749 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073749 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073749 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000073749 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073749 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000073749 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000073749 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073749 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073754 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000073754 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.90%)
C000073754 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000073754 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073754 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000073754 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073754 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073754 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000073754 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073754 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000073754 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000073754 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073754 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026586 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.80%)
C000026586 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026586 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026586 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000026586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026586 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026586 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000026586 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026586 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085176 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085176 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.80%)
C000085176 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000085176 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085176 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000085176 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000085176 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000085176 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000085176 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085176 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085176 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118565 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000118565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(110.90%)
C000118565 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118565 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	135.00%
C000118565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000118565 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000118565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118565 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118566 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000118566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(110.90%)
C000118566 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118566 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	135.00%
C000118566 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000118566 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000118566 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118566 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200465 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200465 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(110.90%)
C000200465 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200465 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	135.00%
C000200465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000200465 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000200465 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200465 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200465 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118561 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000118561 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(110.90%)
C000118561 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118561 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	135.00%
C000118561 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000118561 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000118561 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118561 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118561 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118562 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000118562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(110.90%)
C000118562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	135.00%
C000118562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000118562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000118562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000221063 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000221063 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221063 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000221063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221063 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221063 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221063 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221063 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221062 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000221062 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000221062 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221062 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000221062 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221062 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221062 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221062 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221062 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221062 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221065 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000221065 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000221065 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221065 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000221065 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221065 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221065 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221065 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221065 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221065 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221066 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000221066 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000221066 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221066 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000221066 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221066 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221066 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221066 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221066 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221066 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000221064 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000221064 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221064 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000221064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221064 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221064 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221064 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221064 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241367 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(24.60%)
C000241367 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000241367 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241367 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000241367 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241367 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241367 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000241367 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000241367 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152877 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000152877 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000152877 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152877 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152877 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000152878 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000152878 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000152878 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152878 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152878 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000200467 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200467 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000200467 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000200467 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200467 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200467 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000152873 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152873 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000152873 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000152873 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152873 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152873 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000152874 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152874 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000152874 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000152874 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152874 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152874 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026659 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.10%)
C000026659 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000026659 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026659 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000026659 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000026659 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026659 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026659 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026659 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026659 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026659 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.10%)
C000217562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000217562 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000217562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000217562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000217562 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217562 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217563 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.10%)
C000217563 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000217563 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217563 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000217563 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000217563 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217563 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000217563 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217563 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217563 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217563 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203306 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.10%)
C000203306 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000203306 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203306 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000203306 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000203306 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000203306 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000203306 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203306 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203306 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000203306 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026658 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.10%)
C000026658 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000026658 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026658 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000026658 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000026658 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026658 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026658 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026658 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026658 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026658 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066771 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.10%)
C000066771 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000066771 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000066771 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000066771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000066771 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000066771 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000066771 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066771 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066771 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026656 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026656 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.80%)
C000026656 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026656 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000026656 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026656 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026656 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000026656 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026656 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026656 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082492 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(62.80%)
C000082492 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000082492 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000082492 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000082492 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000082492 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000082492 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082492 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099804 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000099804 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000099804 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099804 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000099804 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099804 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000099804 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099804 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099804 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099804 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099804 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099802 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000099802 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000099802 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099802 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000099802 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099802 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000099802 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099802 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099802 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%